Long-Term Debt (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended										3 Months Ended	12 Months Ended											0 Months Ended					12 Months Ended				0 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]		Dec. 21, 2012 Senior Notes [Member]	Oct. 17, 2012 Senior Notes [Member]	Oct. 09, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]		Mar. 31, 2013 Building Loans [Member]	Dec. 31, 2012 Building Loans [Member]	Dec. 31, 2011 Building Loans [Member]		Mar. 31, 2011 Building Loans [Member]	Oct. 09, 2012 Maximum [Member] Senior Notes [Member]	Oct. 09, 2012 Minimum [Member] Senior Notes [Member]	Dec. 24, 2010 Amegy Bank National Association [Member]	Sep. 30, 2010 Amegy Bank National Association [Member]	Oct. 31, 2011 Nova Scotia, KeyBank, Societe Generale [Member]	May 03, 2011 Nova Scotia, KeyBank, Societe Generale [Member]	May 02, 2012 Credit Suisse, Deutche Bank, IberiaBank,KeyBank,Amegy Bank, Nova Scotia [Member]	Dec. 18, 2012 Nova Scotia, Amegy, KeyBank [Member]	Dec. 31, 2012 Nova Scotia, Amegy, KeyBank [Member]	Oct. 19, 2012 Nova Scotia, Amegy, KeyBank [Member]	Oct. 17, 2012 Nova Scotia, Amegy, KeyBank [Member]	Mar. 31, 2013 Nova Scotia, Amegy, KeyBank [Member]	Dec. 31, 2012 Nova Scotia, Amegy, KeyBank [Member] Interest Expense [Member]	Dec. 18, 2012 Nova Scotia, Amegy, KeyBank [Member] Senior Notes [Member]	Oct. 17, 2012 Nova Scotia, Amegy, KeyBank [Member] Senior Notes [Member]	Oct. 09, 2012 Nova Scotia, Amegy, KeyBank [Member] Senior Notes [Member]	Dec. 18, 2012 Base Rate Loans [Member] Nova Scotia, Amegy, KeyBank [Member]	Oct. 19, 2012 Base Rate Loans [Member] Nova Scotia, Amegy, KeyBank [Member]	Oct. 17, 2012 Base Rate Loans [Member] Nova Scotia, Amegy, KeyBank [Member]	Dec. 18, 2012 Euro Dollar Loans [Member] Nova Scotia, Amegy, KeyBank [Member]	Oct. 19, 2012 Euro Dollar Loans [Member] Nova Scotia, Amegy, KeyBank [Member]	Oct. 17, 2012 Euro Dollar Loans [Member] Nova Scotia, Amegy, KeyBank [Member]	Dec. 18, 2012 Federal Funds Rate [Member] Base Rate Loans [Member] Nova Scotia, Amegy, KeyBank [Member]	Oct. 17, 2012 Eurodollar [Member] Nova Scotia, Amegy, KeyBank [Member]	Dec. 18, 2012 Eurodollar [Member] Base Rate Loans [Member] Nova Scotia, Amegy, KeyBank [Member]	May 01, 2013 Subsequent Event [Member] Nova Scotia, Amegy, KeyBank [Member]
Debt Instrument [Line Items]
Interest Costs Capitalized	$ 2,629,000	$ 0
Revolving credit facility																					100,000,000		350,000,000					45,000,000
Borrowing capacity																				65,000,000	50,000,000	125,000,000	90,000,000	155,000,000	40,000,000			45,000,000															50,000,000
Line of Credit Facility, Amount Outstanding																													0
Amount of current credit facility used to repay former credit facility																					42,000,000
Amount of current credit facility used to repay term loan																					2,500,000
Applicable rate, minimum																																		0.75%	0.75%	1.00%	1.75%	1.75%	2.00%
Applicable rate, maximum																																		1.50%	1.50%	1.75%	2.50%	2.50%	2.75%
Commitment fee percentage																											0.375%	0.50%
Senior unsecured notes issued																															50,000,000	250,000,000	300,000,000
Stated interest rate					7.75%	7.75%											5.82%														7.75%	7.75%
Write-off of deferred loan costs			1,143,000	0																						55,000				1,088,000
Basis spread																																								0.50%		1.00%
Debt instrument, description of rate																									LIBOR01
Interest rate at period end																																									2.97%
Ratio of funded debt to EBITDAX necessary to maintain covenants			2.00
Minimum ratio of EBITDAX to interest expense			3.00
Building Loan Oustandind Amount Of Buidling Loan Refinanced			302,143,000		300,000,000	300,000,000	[1]				0	[1]	2,107,000	2,143,000 [2]	2,283,000	[2]	2,400,000
Loan, periodic payment													22,000	22,000
Debt issued								50,000,000	250,000,000
Redemption of principal amount plus aggregate net proceeds										100.00%								35.00%
Percentage of notes required to be outstanding for redemption																			65.00%
Discount price								101.00%	98.534%
Unamortized discount	3,500,000		3,595,000						3,665,000
Effective interest rate								7.531%	8.00%
Unamortized premium	$ 500,000		$ 490,000					$ 500,000
Debt Instrument, Covenant Compliance, Reasonable Transaction Expense Ratio	2.00
Debt Instrument, Covenant Compliance, Earnings Before Income Tax Depreciation Depletion Amortization and Exploration Expenses Ratio	3.00

[1]	On October 17, 2012, the Company issued the $250.0 million October Notes to qualified institutional buyers pursuant to Rule 144A under the Securities Act and to certain non-U.S. persons in accordance with Regulation S under the Securities Act, (the "October Notes Offering") under an indenture among the Company, its subsidiary guarantors and Wells Fargo Bank, National Association, as the trustee, (the "senior note indenture"). On December 21, 2012, the Company issued an additional $50.0 million in aggregate principal amount of December Notes, to qualified institutional buyers pursuant to Rule 144A under the Securities Act and to certain non-U.S. persons in accordance with Regulation S under the Securities Act, ("the December Notes Offering"). The December Notes were issued as additional securities under the senior note indenture. The October Notes Offering and the December Notes Offering are collectively referred to as the "Notes Offerings". The Company used a portion of the net proceeds from the October Notes Offering to repay all amounts outstanding at such time under its revolving credit facility. The Company intends to use the remaining net proceeds of October Notes Offering and the net proceeds of the December Notes Offering for general corporate purposes, which may include funding a portion of its 2013 capital development plan. Under the senior note indenture, interest on the Notes accrues at a rate of 7.750% per annum on the outstanding principal amount from October 17, 2012, payable semi-annually on May 1 and November 1 of each year, commencing on May 1, 2013. The Notes are the Company's senior unsecured obligations and rank equally in the right of payment with all of the Company's other senior indebtedness and senior in right of payment to any future subordinated indebtedness. All of the Company's existing and future restricted subsidiaries that guarantee the Company's secured revolving credit facility or certain other debt guarantee the Notes; provided, however, that the Notes are not guaranteed by Grizzly Holdings, Inc. and will not be guaranteed by any of the Company's future unrestricted subsidiaries. The Company may redeem some or all of the Notes at any time on or after November 1, 2016, at the redemption prices listed in the senior note indenture. Prior to November 1, 2016, the Company may redeem the Notes at a price equal to 100% of the principal amount plus a “make-whole” premium. In addition, prior to November 1, 2015, the Company may redeem up to 35% of the aggregate principal amount of the Notes with the net proceeds of certain equity offerings, provided that at least 65% of the aggregate principal amount of the Notes initially issued remains outstanding immediately after such redemption.
[2]	In March 2011, the Company entered into a new building loan agreement for the office building it occupies in Oklahoma City, Oklahoma. The new loan agreement refinanced the $2.4 million outstanding under the previous building loan agreement. The new agreement matures in February 2016 and bears interest at the rate of 5.82% per annum. The new building loan requires monthly interest and principal payments of approximately $22,000 and is collateralized by the Oklahoma City office building and associated land.